Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Assets Measured or Disclosed at Fair Value on a Recurring Basis

Based on the fair value hierarchy, assets measured or disclosed at fair value on a recurring basis are summarized below:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2016
Assets:
Cash and cash equivalents	$1,609,694	$—	$—	$1,609,694
Short-term investments	—	50,000	—	50,000

Total assets	$1,609,694	$50,000	$—	$1,659,694

December 31, 2015
Assets:
Cash and cash equivalents	$5,144,211	$—	$—	$5,144,211
Short-term investments	—	50,000	—	50,000

	$5,144,211	$50,000	$—	$5,194,211